Borrowings - Undrawn borrowing facilities (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	R 70,780	R 69,051
Standard Bank Limited overdraft
Disclosure of detailed information about borrowings [line items]
Reduction to the basis used for interest rate	1.20%
Undrawn borrowing facilities	R 52,280	50,551
Standard Bank Limited vehicle and asset finance
Disclosure of detailed information about borrowings [line items]
Reduction to the basis used for interest rate	1.20%
Undrawn borrowing facilities	R 8,500	8,500
Nedbank Limited overdraft
Disclosure of detailed information about borrowings [line items]
Reduction to the basis used for interest rate	2.00%
Undrawn borrowing facilities	R 10,000	R 10,000